Restatement of statements of cash flows (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of initial application of standards or interpretations [line items]
Receipts from Bitcoin mining revenue	$ 0	$ 0
Cash flows from (used in) operating activities	(53,391)	(30,269)
Proceeds from sale of Bitcoin mined (restated)	49,575	34,144
Cash flows from (used in) investing activities	(337,562)	16,327
As reported
Disclosure of initial application of standards or interpretations [line items]
Receipts from Bitcoin mining revenue	49,575	34,144
Cash flows from (used in) operating activities	(3,816)	3,875
Proceeds from sale of Bitcoin mined (restated)	0	0
Cash flows from (used in) investing activities	(387,137)	(17,817)
Adjustments
Disclosure of initial application of standards or interpretations [line items]
Receipts from Bitcoin mining revenue	(49,575)	(34,144)
Cash flows from (used in) operating activities	(49,575)	(34,144)
Proceeds from sale of Bitcoin mined (restated)	49,575	34,144
Cash flows from (used in) investing activities	$ 49,575	$ 34,144